Stockholders' Equity (Details Textual 4) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands								1 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended
	Nov. 11, 2019	Aug. 21, 2019	Aug. 21, 2019	Jul. 12, 2019	Jul. 12, 2019	Apr. 04, 2017	Mar. 18, 2016	Oct. 28, 2019	Feb. 28, 2017	Mar. 31, 2019	Sep. 30, 2019	Mar. 31, 2019	Mar. 31, 2018	Oct. 15, 2019	Oct. 26, 2017	Mar. 31, 2017
Stockholders' Equity (Deficit) (Textual)
Preferred stock, par value										$ 0.001	$ 0.001	$ 0.001	$ 0.001			$ 0.001
Common stock, par value										$ 0.001	$ 0.001	$ 0.001	$ 0.001		$ 2.10	$ 0.001
Common stock, shares authorized		300	300							100,000	100,000	100,000	100,000			100,000
Common stock, shares issued										52,571	62,648	52,571	49,468
Number of shares issued					4,277
Conversion of stock description											The Existing Securities have a current exercise price of $0.59, which was amended from $2.50 on July 12, 2019. The current exercise price for the Existing Securities shall be amended to reduce the exercise price to $0.51, subject to adjustment pursuant to the provisions of the Existing Securities.
Gross proceed from private placement										$ 12,693	$ 2	$ 4,221	$ 12,693
Fair valu of shares issued											3,293
Fair value of warrants						$ 3,351					2,455
Loss on exchange of warrants											$ (839)
Securities Purchase Agreement [Member]
Stockholders' Equity (Deficit) (Textual)
Number of shares issued									1,100
Subsequent Event [Member]
Stockholders' Equity (Deficit) (Textual)
Number of shares issued					4,277
Warrants extinguishment				5,677	5,677
Exercised Cashless				4,277
Conversion of stock description								The Company issued 2,243 shares of the Company's common stock to investors in exchange for the March and May 2017 warrants. Upon the issuance of the 2,243 shares, the March and May 2017 warrants were extinguished.
Conversion of converted common stock														3,761
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Stockholders' Equity (Deficit) (Textual)
Investors stock and warrants, description	The Company issued to each Investor a warrant (a "Warrant") to purchase a number of shares of common stock of the Company, par value $0.001 per share ("Common Stock"), equal to the number of shares of Common Stock issuable upon conversion of the Series B Preferred Stock purchased by the Investor. Each Warrant has an exercise price equal to $0.73, subject to full ratchet price only anti-dilution provisions in accordance with the terms of the Warrants (the "Exercise Price"), and is exercisable for five years after the Effective Date. In addition, if the market price of the Common Stock on the 11 month anniversary of the closing date of the offering is less than $0.73, holder of the warrants shall be entitled to receive additional shares of common stock based on the number of shares of common stock that would have been issuable upon conversion of the Series B Convertible Preferred Stock had the initial conversion price been equal to the market price at such time (but not less than $0.25) less the number of shares of common stock issued or issuable upon exercise of the Series B Convertible Preferred Stock based on the $0.73 conversion price.
Conversion of stock description	Each share of the Series B Preferred Stock has a par value of $0.001 per share and a stated value equal to $1,000 (the "Stated Value") and is convertible at any time at the option of the holder into the number of shares of Common Stock determined by dividing the stated value by the conversion price of $0.73, subject to certain limitations and adjustments (the "Conversion Price").
Gross proceed from private placement	$ 1
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Stockholders' Equity (Deficit) (Textual)
Number of shares issued		300	300
Series B Convertible Preferred Stock [Member]
Stockholders' Equity (Deficit) (Textual)
Preferred stock, par value											$ 0.001
Stock price per share											$ 0.001
Conversion of stock description											Each share of the Series B Preferred Stock has a par value of $0.001 per share and a stated value equal to $1,000 (the “Stated Value”) and is convertible at any time at the option of the holder into the number of shares of Common Stock determined by dividing the stated value by the conversion price of $0.51, subject to certain limitations and adjustments (the “Conversion Price”).
Stated value equal											$ 1
Series B Convertible Preferred Stock [Member] | Subsequent Event [Member]
Stockholders' Equity (Deficit) (Textual)
Number of shares issued		2,000	2,000
Stock consideration received per transaction		$ 1	$ 1
Stock price per share		$ 0.001	$ 0.001
Conversion of stock description			The market price of the Common Stock on the 11 month anniversary of the closing date of the offering is less than $0.51, holder of the warrants shall be entitled to receive additional shares of common stock based on the number of shares of common stock that would have been issuable upon conversion of the Series B Convertible Preferred Stock had the initial conversion price been equal to the market price at such time (but not less than $0.25) less the number of shares of common stock issued or issuable upon exercise of the Series B Convertible Preferred Stock based on the $0.51 conversion price.
Ecoark Holdings Preferred Stock [Member]
Stockholders' Equity (Deficit) (Textual)
Shares of blank check preferred stock							5,000					5,000
Preferred stock, par value							$ 0.001			$ 0.001		$ 0.001
Investors stock and warrants, description							The Company issued to each investor a warrant (a "Warrant") to purchase a number of shares of common stock of the Company, par value $0.001 per share ("Common Stock"), equal to the number of shares of Common Stock issuable upon conversion of the Series B Preferred Stock purchased by the investor. Each Warrant has an exercise price equal to $0.51, subject to full ratchet price only anti-dilution provisions in accordance with the terms of the Warrants (the "Exercise Price"), and is exercisable for five years after the Effective Date. In addition, if the market price of the Common Stock on the 11 month anniversary of the closing date of the offering is less than $0.51, holder of the warrants shall be entitled to receive additional shares of common stock based on the number of shares of common stock that would have been issuable upon conversion of the Series B Convertible Preferred Stock had the initial conversion price been equal to the market price at such time (but not less than $0.25) less the number of shares of common stock issued or issuable upon exercise of the Series B Convertible Preferred Stock based on the $0.51 conversion price.
Ecoark Holdings Preferred Stock [Member] | 2017 Omnibus Incentive Plan [Member]
Stockholders' Equity (Deficit) (Textual)
Common stock, shares issued											25
Ecoark Holdings Common Stock [Member]
Stockholders' Equity (Deficit) (Textual)
Common stock, par value							$ 0.001
Common stock, shares authorized							100,000
Warrants outstanding											76,573